REINSURANCE (Details)		12 Months Ended
	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Reinsurance Retention Policy [Line Items]
Retention under program to cover reinsurance coverage	$ 83,000,000	$ 55,000,000
Excess of loss coverage per event retention	$ 7,000,000	5,000,000
Number of layers in excess of retention loss.	3
Aggregate catastrophe protection	$ 83,000,000	55,000,000
Annual catastrophe loss	$ 10,500,000	7,500,000
Rention laibility (as a percent)	25.00%
Maximum
Reinsurance Retention Policy [Line Items]
Retention under program to cover reinsurance coverage	$ 10,000,000	10,000,000
Aggregate catastrophe protection	10,000,000	$ 10,000,000
Layer One
Reinsurance Retention Policy [Line Items]
Retention under program to cover reinsurance coverage	43,000,000
Excess retention amount reinsured	7,000,000
Aggregate catastrophe protection	43,000,000
Layer Two
Reinsurance Retention Policy [Line Items]
Retention under program to cover reinsurance coverage	30,000,000
Excess retention amount reinsured	50,000,000
Aggregate catastrophe protection	30,000,000
Layer Three
Reinsurance Retention Policy [Line Items]
Retention under program to cover reinsurance coverage	10,000,000
Excess retention amount reinsured	80,000,000
Aggregate catastrophe protection	$ 10,000,000